Deferred exploration and evaluation expenditure (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of exploration costs

	12/31/2025	12/31/2024
Opening balance	47,141	56,016

Exploration and feasibility investments	1,194	3,186
Share based compensation of exploration and feasibility personnel	530	1,267
Additions	1,724	4,453

Disposal	—	(342)
Asset retirement cost	67	(100)
Foreign currency translation adjustment of subsidiaries	5,942	(12,886)

Closing balance	54,874	47,141